Share Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Brookfield Residential [Member]	Mar. 31, 2011 Brookfield Homes [Member]	Dec. 31, 2012 Brookfield Homes [Member]	Sep. 23, 2011 Escrowed Stock Plan [Member]	Dec. 31, 2012 Escrowed Stock Plan [Member]	Dec. 31, 2012 Escrowed Stock Plan [Member] Minimum [Member]	Dec. 31, 2012 Escrowed Stock Plan [Member] Maximum [Member]	Dec. 31, 2012 Deferred Share Unit Plan [Member]	Dec. 31, 2011 Deferred Share Unit Plan [Member]	Dec. 31, 2012 Management Deferred Share Unit Plan [Member]	Dec. 31, 2011 Management Deferred Share Unit Plan [Member]
Outstanding DSUP vest over periods		5 years							5 years			5 years
Expiration period of option issued		10 years
Options converted at merger exchange ratio	0.764900530				0.76490053	0.76490053	Merger exchange ratio of 0.76490053 to 8,684,598 Common Shares
New share options granted to employees subject to graded vesting		1,110,000	3,118,380
Total Compensation cost recognized relating to stock option		$ 7.3	$ 5.7
Aggregate intrinsic value of options currently exercisable		8.2	0.6
Aggregate intrinsic value of options outstanding		43.0	3.0
Unrecognized expenses related to unvested options, expected to be recognized		11.7	11.7
Weighted average period for unrecognized expenses to be recognized		3 years 6 months	4 years 1 month 6 days
Common Share Purchase								2,000,000
Percentage of escrowed shares granted to executive								75.00%
Escrowed shares award acquiring period										5 years	10 years
Outstanding under the DSUP		1,585,889	1,871,100	723,747								1,560,685	1,845,080	25,204	26,020
Outstanding DSUP units vest expected												1,129,896	1,350,526
Liability related to DSUP and MDSUP		12.0	5.6
Expense related to DSUP and MDSUP		$ 9.1	$ 0.3